Fair Value Measurements - Financial Instruments Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Corporate bonds
Assets
Debt securities	$ 82,086	$ 100,258
Preferred stock
Assets
Preferred stock	21,603
Recurring
Assets
Marketable securities	103,689	100,334
Liabilities
Total liabilities	54,834
Recurring | U.S. treasury securities
Assets
Debt securities		76
Recurring | Corporate bonds
Assets
Debt securities	82,086	100,258
Recurring | Preferred stock
Assets
Preferred stock	21,603
Recurring | Warrant liabilities
Liabilities
Warrant liabilities	46,051	5,241
Recurring | Conversion option liability
Liabilities
Conversion option liability	8,783
Recurring | Level 1
Assets
Marketable securities		76
Liabilities
Total liabilities	12,377
Recurring | Level 1 | U.S. treasury securities
Assets
Debt securities		76
Recurring | Level 1 | Warrant liabilities
Liabilities
Warrant liabilities	12,377
Recurring | Level 2
Assets
Marketable securities	103,689	100,258
Recurring | Level 2 | Corporate bonds
Assets
Debt securities	82,086	100,258
Recurring | Level 2 | Preferred stock
Assets
Preferred stock	21,603
Recurring | Level 3
Liabilities
Total liabilities	42,457
Recurring | Level 3 | Warrant liabilities
Liabilities
Warrant liabilities	33,674	$ 5,241
Recurring | Level 3 | Conversion option liability
Liabilities
Conversion option liability	$ 8,783